Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–59.03%
Invesco Balanced-Risk Allocation Fund, Class R6	59.03%	$10,859,325	$555,912	$(365,934)	$(1,295,536)	$(8,890)	$—	1,045,588	$9,744,877
Money Market Funds–40.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	24.53%	4,345,662	1,094,904	(1,389,996)	—	—	13,855	4,050,570	4,050,570
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	16.36%	2,897,108	729,936	(926,664)	—	—	9,058	2,700,380	2,700,380
Total Money Market Funds		7,242,770	1,824,840	(2,316,660)	—	—	22,913		6,750,950
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $17,890,351)	99.92%	$18,102,095	$2,380,752	$(2,682,594)	$(1,295,536)	$(8,890)	$22,913		$16,495,827
OTHER ASSETS LESS LIABILITIES	0.08%								12,633
NET ASSETS	100.00%								$16,508,460
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.32%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–59.22%
Invesco Balanced-Risk Allocation Fund, Class R6	59.22%	$27,764,912	$347,087	$(466,803)	$(3,329,507)	$1,981	$—	2,609,192	$24,317,670
Money Market Funds–41.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	24.66%	10,692,845	978,245	(1,543,815)	—	—	34,389	10,127,275	10,127,275
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	16.44%	7,128,563	652,164	(1,029,210)	—	—	22,483	6,751,517	6,751,517
Total Money Market Funds		17,821,408	1,630,409	(2,573,025)	—	—	56,872		16,878,792
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $44,846,772)	100.32%	$45,586,320	$1,977,496	$(3,039,828)	$(3,329,507)	$1,981	$56,872		$41,196,462
OTHER ASSETS LESS LIABILITIES	(0.32)%								(132,366)
NET ASSETS	100.00%								$41,064,096
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–99.65%
Invesco Balanced-Risk Aggressive Allocation Fund	—	$343,919	$—	$(340,952)	$77,468	$(80,435)	$—	—	$—
Invesco Balanced-Risk Allocation Fund, Class R6	99.65%	58,684,130	948,625	(1,491,768)	(7,021,941)	(83,124)	—	5,475,957	51,035,922
Total Asset Allocation Funds		59,028,049	948,625	(1,832,720)	(6,944,473)	(163,559)	—		51,035,922
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	0.24%	409,359	1,524,913	(1,812,335)	—	—	514	121,937	121,937
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	0.16%	272,906	1,016,609	(1,208,223)	—	—	334	81,292	81,292
Total Money Market Funds		682,265	2,541,522	(3,020,558)	—	—	848		203,229
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $60,749,983)	100.05%	$59,710,314	$3,490,147	$(4,853,278)	$(6,944,473)	$(163,559)	$848		$51,239,151
OTHER ASSETS LESS LIABILITIES	(0.05)%								(25,544)
NET ASSETS	100.00%								$51,213,607
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–99.31%
Invesco Balanced-Risk Aggressive Allocation Fund	32.76%	$14,649,843	$8,278	$(357,163)	$(2,500,554)	$(17,557)	$—	1,809,961	$11,782,847
Invesco Balanced-Risk Allocation Fund, Class R6	66.55%	27,381,690	313,282	(441,720)	(3,291,495)	(27,660)	—	2,568,036	23,934,097
Total Asset Allocation Funds		42,031,533	321,560	(798,883)	(5,792,049)	(45,217)	—		35,716,944
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	0.38%	260,783	779,134	(905,036)	—	—	312	134,881	134,881
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	0.25%	173,855	519,423	(603,357)	—	—	203	89,921	89,921
Total Money Market Funds		434,638	1,298,557	(1,508,393)	—	—	515		224,802
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $47,906,510)	99.94%	$42,466,171	$1,620,117	$(2,307,276)	$(5,792,049)	$(45,217)	$515		$35,941,746
OTHER ASSETS LESS LIABILITIES	0.06%								22,354
NET ASSETS	100.00%								$35,964,100
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–99.17%
Invesco Balanced-Risk Aggressive Allocation Fund	65.05%	$21,749,785	$27,566	$(399,594)	$(3,731,027)	$(61,696)	$—	2,701,234	$17,585,034
Invesco Balanced-Risk Allocation Fund, Class R6	34.12%	10,500,081	223,006	(206,260)	(1,271,350)	(19,823)	—	989,877	9,225,654
Total Asset Allocation Funds		32,249,866	250,572	(605,854)	(5,002,377)	(81,519)	—		26,810,688
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b)	0.47%	128,322	626,784	(626,398)	—	—	366	128,708	128,708
Invesco Treasury Portfolio, Institutional Class, 0.30%(b)	0.32%	85,548	417,856	(417,599)	—	—	240	85,805	85,805
Total Money Market Funds		213,870	1,044,640	(1,043,997)	—	—	606		214,513
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $35,040,991)	99.96%	$32,463,736	$1,295,212	$(1,649,851)	$(5,002,377)	$(81,519)	$606		$27,025,201
OTHER ASSETS LESS LIABILITIES	0.04%								9,879
NET ASSETS	100.00%								$27,035,080
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.
Invesco Balanced-Risk Retirement Funds